Property, Plant and Equipment, Net - Schedule of Depreciation Expense Recorded In Statement of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation	$ 12,289	$ 12,188
Cost of revenue
Property, Plant and Equipment [Line Items]
Depreciation	556	0
Research and development
Property, Plant and Equipment [Line Items]
Depreciation	1,348	9,333
Selling, general and administrative
Property, Plant and Equipment [Line Items]
Depreciation	$ 10,385	$ 2,855